Shareholder Report, Line Graph (Details) - USD ($)	Jan. 16, 2018	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
C000196754
Account Value [Line Items]
Line Graph and Table Measure Name	Affinity World Leaders Equity ETF
Account Value	$ 10,000	$ 16,043	$ 11,667	$ 10,645	$ 11,983	$ 8,297	$ 9,509	$ 9,080
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 10,000	18,666	13,963	12,639	15,503	11,040	10,579	9,387
AFFINITY WORLD LEADERS EQUTIY ETF Index
Account Value [Line Items]
Line Graph and Table Measure Name	Affinity World Leaders Equity ETF Index
Account Value	$ 10,000	$ 17,451	$ 12,496	$ 11,258	$ 12,499	$ 8,544	$ 9,663	$ 9,124